Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 634,623	$ 610,569
Work in process	180,514	163,030
Finished goods	134,821	133,769
Health care supplies	74,039	60,128
Inventories	1,023,997	967,496
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	70,771
Unrecorded Unconditional Purchase Obligation Change In Purchase Obligation	$ 242,658